Loss Per Share (EPS)	12 Months Ended
Dec. 31, 2024
Loss Per Share (EPS)
Loss Per Share (EPS)

31.Loss Per Share (EPS)

The Basic Earnings Per Share and the Diluted Earnings Per Share are calculated by dividing earnings for the year by the weighted average number of shares outstanding during the year. As the Company is incurring net losses, outstanding warrants have no dilutive effect. As such, there is no difference between the Basic and Diluted EPS.

EPS for December 2024 has been presented in the income statement taking into account resolutions adopted by the shareholders’ meeting of February 21, 2020. All existing preferred shares were converted into common shares, and then a share split of 4:1 was approved by the shareholders’ meeting.

	2024	2023	2022
As at December 31, after conversion and share split
Outstanding common shares at period-end	37,427,265	28,673,985	25,846,279
Weighted average number of common shares outstanding	32,743,605	27,968,142	25,819,165
Potential number of shares resulting from the exercise of warrants	2,258,319	1,635,606	1,452,240

Basic and Diluted EPS for the periods ended December 31, 2024, 2023 and 2022 based on weighted average number of shares outstanding after conversion and share split are as follows:

	For the period ended December 31
	2024	2023	2022
Loss of year attributable to common holders (in EUR)	(59,236,000)	(43,212,000)	(31,225,000)
Loss of year attributable to preferred holders (in EUR)	—	—	—
Loss of year attributable to equity holders (in EUR)	(59,236,000)	(43,212,000)	(31,225,000)
Weighted average number of common shares outstanding (in units)	32,743,605	27,968,142	25,819,165
Basic earnings per share in EUR (EUR/unit)	(1.809)	(1.545)	(1.209)
Diluted earnings per share in EUR (EUR/unit)	(1.809)	(1.545)	(1.209)